Commitment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosures Of Commitments [Abstract]
Disclosures Of Commitments Under the Financing Guarantee Contracts

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Financing Guarantee Commitments	4,639,331	20,969,026